UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |__| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Jacobs Asset Management, L.L.C.

Address:  One Fifth Avenue
          New York, NY 10003


13F File Number: 028-11647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Sy Jacobs
Title:  Managing Member
Phone:  (212) 271-5526


Signature, Place and Date of Signing:

/s/ Sy Jacobs                  New York, NY              February 16, 2010
---------------             -----------------           ------------------
 [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  75

Form 13F Information Table Value Total: $386,583
                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number        Name

1.     028-11646                   JAM Partners, LP


                                                    FORM 13F INFORMATION TABLE
                                                        December 31, 2009

COLUMN 1                       COLUMN  2        COLUMN 3     COLUMN 4      COLUMN 5          COLUMN 6   COLUMN 7     COLUMN 8

                               TITLE                          VALUE    SHRS OR    SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP        (X$1000)  PRN AMT    PRN CALL  DISCRETION  MNGRS   SOLE  SHARED  NONE
1ST UNITED BANCORP INC FLA    COM               33740N105     5,712      800,000  SH        DEFINED     1         800,000
1ST UNITED BANCORP INC FLA    COM               33740N105     4,469      625,900  SH        SOLE        NONE      625,900
ABINGTON BANCORP INC          COM               00350L109     3,683      534,551  SH        DEFINED     1         534,551
ALTISOURCE PORTFOLIO SOLNS S  REG SHS           L0175J104     3,557      169,479  SH        DEFINED     1         169,479
ANWORTH MORTGAGE ASSET CP     COM               037347101     4,900      700,000  SH        DEFINED     1         700,000
AON CORP                      COM               037389103    11,429      298,100  SH        DEFINED     1         298,100
ARCH CAP GROUP LTD            ORD               G0450A105     3,578       50,000  SH        DEFINED     1          50,000
AXIS CAPITAL HOLDINGS         SHS               G0692U109     8,523      300,000  SH        DEFINED     1         300,000
BANCORP INC DEL               COM               05969A105     2,950      430,000  SH        DEFINED     1         430,000
BEACON FED BANCORP INC        COM               073582108     3,558      378,467  SH        DEFINED     1         378,467
BEACON FED BANCORP INC        COM               073582108     2,491      265,000  SH        SOLE        NONE      265,000
BERKSHIRE HILLS BANCORP INC   COM               084680107     5,846      282,700  SH        DEFINED     1         282,700
BROOKLYN FEDERAL BANCORP INC  COM               114039100     3,141      312,800  SH        DEFINED     1         312,800
CAPE BANCORP INC              COM               139209100     6,271      933,155  SH        DEFINED     1         933,155
CAPE BANCORP INC              COM               139209100     1,919      285,544  SH        SOLE        NONE      285,544
CAPITOL FED FINL              COM               14057C106     1,857       59,034  SH        DEFINED     1          59,034
CAPSTEAD MTG CORP             COM NO PAR        14067E506     1,575      115,370  SH        DEFINED     1         115,370
CARE INVESTMENT TRUST INC     COM               141657106     2,861      367,704  SH        DEFINED     1         367,704
CASH AMER INTL INC            COM               14754D100     5,454      156,008  SH        DEFINED     1         156,008
CATHAY GENERAL BANCORP        COM               149150104     8,941    1,184,276  SH        DEFINED     1       1,184,276
CENTER BANCORP INC            COM               151408101     5,912      662,779  SH        DEFINED     1         662,779
CENTURY BANCORP INC MASS      CL A NON VTG      156432106     4,430      201,099  SH        DEFINED     1         201,099
CHICOPEE BANCORP INC          COM               168565109     4,687      375,550  SH        DEFINED     1         375,550
CHICOPEE BANCORP INC          COM               168565109       826       66,189  SH        SOLE        NONE       66,189
CITIZENS REPUBLIC BANCORP IN  COM               174420109     4,658    6,750,000  SH        DEFINED     1       6,750,000
CLIFTON SVGS BANCORP INC      COM               18712Q103     5,482      585,101  SH        DEFINED     1         585,101
ESSA BANCORP INC              COM               29667D104     4,950      423,105  SH        DEFINED     1         423,105
HARTFORD FINL SVCS GROUP INC  COM               416515104    16,282      700,000  SH        DEFINED     1         700,000
HATTERAS FINL CORP            COM               41902R103       528       18,900  SH        DEFINED     1          18,900
HF FINL CORP                  COM               404172108     4,167      428,702  SH        DEFINED     1         428,702
HF FINL CORP                  COM               404172108     1,986      204,298  SH        SOLE        NONE      204,298
HOME BANCORP INC              COM               43689E107     1,900      155,905  SH        SOLE        NONE      155,905
HOME FED BANCORP INC MD       COM               43710G105     9,317      700,000  SH        DEFINED     1         700,000
HOME FED BANCORP INC MD       COM               43710G105     1,243       93,403  SH        SOLE        NONE       93,403
INVESTORS BANCORP INC         COM               46146P102     1,686      154,104  SH        DEFINED     1         154,104
JPMORGAN CHASE & CO           COM               46625H100    23,960      575,000  SH        DEFINED     1         575,000
LAKE SHORE BANCORP INC        COM               510700107       413       52,500  SH        DEFINED     1          52,500
LAKE SHORE BANCORP INC        COM               510700107     1,137      144,595  SH        SOLE        NONE      144,595
LENNAR CORP                   CL B              526057302    13,186    1,340,000  SH        DEFINED     1       1,340,000
LIBERTY BANCORP INC           COM               53017Q102     2,626      341,203  SH        DEFINED     1         341,203
LOEWS CORP                    COM               540424108    13,177      362,500  SH        DEFINED     1         362,500
LOUISANA BANCORP INC NEW      COM               54619P104     3,321      229,008  SH        DEFINED     1         229,008
LOUISANA BANCORP INC NEW      COM               54619P104     2,325      160,311  SH        SOLE        NONE      160,311
MFA FINANCIAL INC             COM               55272X102     3,930      534,638  SH        DEFINED     1         534,638
MIDSOUTH BANCORP INC          COM               598039105     4,211      302,941  SH        DEFINED     1         302,941
MIDSOUTH BANCORP INC          COM               598039105     3,434      247,059  SH        SOLE        NONE      247,059
NARA BANCORP INC              COM               63080P105     5,074      447,465  SH        DEFINED     1         447,465
NEWPORT BANCORP INC           COM               651754103     4,320      352,648  SH        DEFINED     1         352,648
NICHOLAS FINANCIAL INC        COM NEW           65373J209     1,976      286,840  SH        DEFINED     1         286,840
NORTHEAST CMNTY BANCORP INC   COM               664112109     3,153      479,957  SH        DEFINED     1         479,957
NORTHEAST CMNTY BANCORP INC   COM               664112109       334       50,894  SH        SOLE        NONE       50,894
NORTHWEST BANCORP INC PA      COM               667340103    10,143      900,000  SH        DEFINED     1         900,000
OCEANFIRST FINL CORP          COM               675234108     5,141      455,403  SH        DEFINED     1         455,403
OCWEN FINL CORP               COM NEW           675746309       786       82,100  SH        DEFINED     1          82,100
ORITANI FINL CORP             COM               686323106     2,397      174,600  SH        DEFINED     1         174,600
PARTNERRE LTD                 COM               G6852T105     7,466      100,000  SH        DEFINED     1         100,000
PLATINUM UNDERWRITER HLDGS L  COM               G7127P100    15,654      408,840  SH        DEFINED     1         408,840
POPULAR INC                   COM               733174106     1,695      750,000  SH        DEFINED     1         750,000
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297    14,964      300,000  SH        DEFINED     1         300,000
PROVIDENT FINL HLDGS INC      COM               743868101     2,516      911,700  SH        DEFINED     1         911,700
ROMA FINANCIAL CORP           COM               77581P109       392       31,700  SH        DEFINED     1          31,700
SELECT SECTOR SPDR TR         SBI INT-FINL      81369Y605     7,200      500,000      PUT   DEFINED     1         500,000
SIMMONS 1ST NATL CORP         CL A $1 PAR       828730200     3,342      120,200  SH        DEFINED     1         120,200
STEWART INFORMATION SVCS COR  COM               860372101     2,522      223,611  SH        DEFINED     1         223,611
TECHE HLDG CO                 COM               878330109     1,470       46,350  SH        SOLE        NONE       46,350
TFS FINL CORP                 COM               87240R107    11,299      930,728  SH        DEFINED     1         930,728
TOWER GROUP INC               COM               891777104     1,639       70,000  SH        DEFINED     1          70,000
UNITED FINANCIAL BANCORP INC  COM               91030T109     7,187      548,200  SH        DEFINED     1         548,200
UNITED WESTN BANCORP INC      COM               913201109     1,607      582,203  SH        DEFINED     1         582,203
WASHINGTON BKG CO OAK HBR WA  COM               937303105     6,880      576,191  SH        DEFINED     1         576,191
WASHINGTON BKG CO OAK HBR WA  COM               937303105     4,179      350,000  SH        SOLE        NONE      350,000
WHITE MTNS INS GROUP LTD      COM               G9618E107     7,340       22,064  SH        DEFINED     1          22,064
WILLIS LEASE FINANCE CORP     COM               970646105    10,416      694,368  SH        DEFINED     1         694,368
WILLIS LEASE FINANCE CORP     COM               970646105     7,143      476,227  SH        SOLE        NONE      476,227
ZENITH NATL INS CORP          COM               989390109     5,859      196,889  SH        DEFINED     1         196,889


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